Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Computer and software	$ 84,985	$ 65,725
Furniture & fittings	19,070	19,109
Office equipment	66,371	39,621
Leasehold improvement	316,849	231,820
Total	487,275	356,275
Less: accumulated depreciation	(271,228)	(177,476)
Net book value	$ 216,047	$ 178,799